Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL WORLD FUND, INC.
Prospectus Date	rr_ProspectusDate	Jan. 30, 2015
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2015